Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Condensed Statement of Income Captions [Line Items]
Actuarial loss arising during the period, tax	$ 8.2	$ (19.6)	$ 33.1
Amortization of prior actuarial losses, tax	7.3	2.6	10.7
Settlement gain included in net income, tax	0.0	(0.3)	0.0
Foreign exchange contracts [Member]
Condensed Statement of Income Captions [Line Items]
Unrealized loss on derivatives, tax	4.9	4.1	(0.2)
Reclassification adjustments into expense, tax	(6.0)	0.2	0.6
Interest rate swap [Member]
Condensed Statement of Income Captions [Line Items]
Unrealized loss on derivatives, tax	(2.2)	(0.1)	0.8
Reclassification adjustments into expense, tax	$ 0.7	$ 0.0	$ 0.0